Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2013
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Absolute Strategies Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Absolute Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Absolute Strategies Fund (the “Fund”) seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices such as the Standard & Poor’s 500 Index (“S&P 500 Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Absolute Investment Advisers LLC (“Absolute” or “Adviser”), the Fund’s investment adviser, believes that there are important benefits that come from investing alongside skilled money managers whose strategies, when combined, seek to provide risk-adjusted returns, lower volatility and lower sensitivity to traditional market indices. To this end, Absolute selects Subadvisers that, relative to their peers seek to preserve capital and tend to perform differently in a market cycle.

The Fund will pursue absolute (positive) returns by allocating assets among a carefully chosen group of asset managers (the “Subadvisers”) who employ a wide range of specialized investment strategies. Absolute will allocate Fund assets among strategies of the Subadvisers that it believes offer the potential for attractive long-term investment returns individually and are expected to blend within the Fund’s portfolio so that it may demonstrate low sensitivity and low volatility relative to the broader stock and bond markets over a complete market cycle.

The Subadvisers utilize strategies and investment techniques that, in aggregate, seek to produce risk-adjusted returns and absolute returns over a full market cycle while managing risk exposure. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes and relationships or special situations and events (such as spin-offs or reorganizations). Such strategies may have low sensitivity to traditional markets because they seek investment opportunities and risks that are unrelated to traditional markets.

Absolute has primary responsibility for allocating Fund assets in a manner that attempts to diversify the Fund’s portfolio across multiple strategies and investment styles that Absolute believes are complementary and, when combined, will produce risk-adjusted returns. To this end, Absolute will be responsible for selecting the Fund’s Subadvisers and determining the portion of the Fund’s assets to be allocated to each Subadviser, though Absolute may invest the Fund’s assets directly in the same manner as any Subadviser in pursuit of the Fund’s investment objective. Absolute reviews a range of factors (e.g., investment process and statistical analysis) when evaluating each Subadviser and its appropriate asset allocation. Absolute may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s portfolio. Absolute retains the discretion to invest the Fund’s assets in securities and other instruments directly. Absolute may add or remove Subadvisers at any time. The Subadvisers may use a combination of the following investment strategies:

Opportunistic and Long-Biased Equity Strategies seek to capitalize on underpriced equity securities (common stock, preferred stock, convertible securities, warrants, rights and sponsored or unsponsored American Depositary Receipts (“ADRs”)) or on positive market trends and may focus in certain securities markets, industries, company sizes, or geographical areas. Strategies are primarily managed for absolute return and Subadvisers typically assess risk and opportunity on an absolute, not an index-relative basis, by focusing on relatively few investments that a Subadviser believes are undervalued and either offer a margin-of-safety, or offer high growth opportunities. Strategies may utilize short sales, options and futures and forward contracts to implement selective hedging and manage risk exposure. Strategies may also focus on special situations or events, including distressed equities.

Long/Short Equity Market Neutral Strategies attempt to neutralize exposure to general domestic market risk by primarily investing in common stocks that are undervalued and short selling stocks that are considered to be overvalued. Strategies may attempt to realize a valuation discrepancy in the relationship between multiple securities (relative value or value arbitrage), or may utilize quantitative factors to measure investment attractiveness among securities. Other qualitative and quantitative factors such as quality and momentum may be considered. Subadvisers intend to maintain approximately equal value exposure in long and short positions, which will be obtained through short sales, in order to offset the effects of general stock market movements.

Convertible Arbitrage Strategies seek to take advantage of the pricing inefficiencies of the embedded option in a convertible bond. Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock. Subadvisers may utilize futures, options and credit default swaps in order to seek to hedge interest rate exposures and employ leverage to increase returns. Certain Subadvisers may maintain a sector and market neutral portfolio. The average grade of bond in a convertible arbitrage portfolio is typically below investment grade with individual ratings ranging from AA to CCC. Such “junk bonds” typically are rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch. Generally, the default risk of the company is hedged by shorting the underlying common stock.

Long/Short or Hedged Equity Strategies invest in securities a Subadviser believes to be undervalued or offer high growth opportunities while also attempting to minimize overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales, futures or options. Strategies may use futures or options to hedge risk or obtain leverage. Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest primarily in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including “junk bonds” and other defaulted debt securities, TIPS (Treasury Inflation Protected Securities), exchange traded funds (“ETFs”) and emerging market debt. Debt securities of foreign governments are sometimes referred to as sovereign debt obligations and they may be issued or guaranteed by foreign governments or their agencies. The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage related securities (“Mortgage Related Securities”). Strategies may focus on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing treasury futures to hedge interest-rate risk. Certain Mortgage Related Securities in which the Fund invests may be rated below investment grade (i.e., junk bonds) or unrated, under-performing or distressed debt, equity securities issued by issuers of collateralized debt obligations and special situation investments, such as distressed corporate or sub-prime mortgage securities. Distressed securities may also be issued by companies ranging from those undergoing restructurings in bankruptcy proceedings to those attempting to restructure out of court to those that are healthy but have short-term cash flow or liquidity problems. Strategies may involve leverage and hedging through the use of ETFs, futures, credit default swaps, total return swaps, committed term reverse repurchase facilities or other financings that the Subadviser believes may enhance risk-adjusted returns. In connection with these strategies, the Fund may act as a buyer or seller of credit default swaps.

Global and Emerging Market Strategies seek to take advantage of investment opportunities that are believed to have the highest probability of success (long investment) or failure (short investment). Subadvisers may invest in equity, fixed income, currencies, precious metals or commodities in domestic or international, including high-growth emerging, markets. Strategies may utilize individual securities, ETFs, and other exchange-traded products, options and swaps linked to major market, sector or country indices, fixed-income securities, currencies and commodities. Certain of these investments may be designed to manage the Fund’s exposure, which may be for hedging or speculative purposes, to one or more currencies. Strategies may invest in a limited number of securities, issuers, industries, futures, or countries which may result in higher volatility.

Other Strategies Pursuant to any of the above-described strategies, the Fund may trade frequently and may invest in a wide range of instruments, markets and asset classes in domestic and foreign markets. Investments generally include equity securities, fixed income securities and derivatives.

•	The Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in ADRs. The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs.
•	The Fund may invest in fixed income securities of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.
•	The Fund may invest in derivatives, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund’s forward contracts include forward currency contracts. The Fund’s swap agreements may include equity, interest rate, index, credit default and currency rate swap agreements. The Fund’s futures contracts may include futures on securities, commodities, and securities indices. The Fund’s options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing an amount equivalent to short sale proceeds.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will pursue absolute (positive) returns by allocating assets among a carefully chosen group of asset managers (the “Subadvisers”) who employ a wide range of specialized investment strategies. Absolute will allocate Fund assets among strategies of the Subadvisers that it believes offer the potential for attractive long-term investment returns individually and are expected to blend within the Fund’s portfolio so that it may demonstrate low sensitivity and low volatility relative to the broader stock and bond markets over a complete market cycle.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Unsponsored ADRs involve additional risks.

Bank Loan Risk. The Fund may purchase secured and unsecured participations in loans and may purchase assignments of such loans. The Fund may invest in loan participations of any credit quality, including “distressed” companies which carry a substantial risk of loss. Certain loan participations may be illiquid.

Below-Investment Grade Securities Risk. Investments in below-investment grade fixed-income securities, “high yield securities” or “junk bonds,” are generally more speculative than investment grade fixed-income securities and have a greater risk of default. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodities-related instruments are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

Convertible Securities Risk. Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the Fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. The Fund has no pre-established minimum credit quality standards for convertible securities and may invest in convertible securities of any quality as well as unrated securities and securities in default.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

Currency Risk. The Fund may invest directly in foreign currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk. Derivatives, such as options, futures and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund’s use of derivatives may also expose the Fund to greater or different risks, including the following:

Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.

Credit Derivative Risk is the risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Investments Risk. The Fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. The Fund’s equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Event-Driven Strategies Risk. Inherently speculative in nature, investments pursuant to special situations and event-driven strategies require a Subadviser to make predictions about a corporate event and its impact on a company. A Subadviser may make inaccurate predictions and the anticipated event and/or contemplated corporate transaction may not take place as expected or at all. This may result in the distribution of a new, less valuable security in place of the security (or derivative). The Fund may have to sell a security at a loss, and such securities are subject to the risk of complete loss of value.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities’ maturity, reduce the Fund’s return and cause the Fund to reinvest in lower yielding securities.

Variable and Floating Interest Rate Risk. The interest rates of variable and floating rate securities may adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Variable and floating rate securities generally are less sensitive to interest rate changes but may produce a leveraging effect or provide interest payments that vary inversely with market rates. Floating and variable rate securities also may be called or redeemed by the issuer prior to maturity, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The Fund may also suffer a loss if there is no active secondary market for any particular floating or variable rate security.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Futures Contracts Risk. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

High Turnover Risk. The Fund’s strategy may result in high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Initial Public Offering Risk. The Fund may purchase securities in an initial public offering (“IPO”) or private placement, or are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933) and may be illiquid; thus the Fund may not be able to dispose of them promptly at the price at which they are valued.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leverage Risk. Certain transactions of the Fund, such as futures contracts, swap contracts, reverse repurchase agreements, dollar rolls, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid securities promptly or at reasonable prices. This may result in a loss to the Fund.

Management Risk. The Fund’s performance may deviate from overall market returns to a greater degree than other funds that do not employ an absolute return focus. Alternatively, if the Fund or a Subadviser takes a defensive posture by hedging its portfolio, then stock prices advance, the return to Fund investors may be lower than expected and lower than if the portfolio had not been hedged. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Mid Capitalization Company Risk. The Fund’s investments in mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Mortgage-Related Securities Risk. The Fund’s investments in Mortgage-Related Securities may be affected by, among other things, changes in interest rates, the creditworthiness of the entities that provide their credit enhancements or the market’s assessment of the quality of the underlying assets. Mortgage-Related Securities can be sensitive to changes in interest rates and are subject to pre-payment risk, which is the risk that the underlying debt may be refinanced or prepaid. Mortgage-Related Securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities or by private issuers. Mortgage-Related Securities issued by private issuers are subject to greater credit risks than those issued or guaranteed by the U.S. government.

Multi-Manager Risk. The success of the Fund’s strategy depends on, among other things, the Adviser’s skill in selecting Subadvisers and the Subadvisers’ skill in executing the relevant strategy. The Subadvisers’ strategies may be out of favor at any time. In addition, because the Subadvisers each make their trading decisions independently, it is possible that Subadvisers may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Options Risk. The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

Pooled Investment Vehicle Risk. Pooled investment vehicles in which the Fund may invest may charge fees, and such fees may be more than the Fund would pay if the manager of the pooled vehicle managed the Fund’s assets directly.

Precious Metals Risk. Investments in precious metals and securities related to precious metals are generally very volatile, and their prices may be affected by government policy; economic, financial, social and political factors; and inflation. In addition, the Fund may incur higher custody and transaction costs for precious metals than for investments in securities.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the investment companies and Exchange-Traded Funds (“ETFs”) invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

Restricted Securities Risk. Rule 144A Securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security which when purchased was liquid may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Repurchase and Reverse Repurchase Transactions Risk. The Fund may enter into repurchase and reverse repurchase transactions agreements. If the party agreeing to repurchase should default, the Fund may sell the underlying securities and incur procedural costs or delays in addition to any unrecoverable loss on the securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements may be considered borrowing for some purposes.

Short Selling Risk. The Fund may engage in short sales of securities by borrowing a security and then selling it. If the Fund buys back the security at a higher price, the Fund will incur a loss on the transaction. Furthermore, because the loss on a short sale stems from increases in the value of the security sold short, the extent of such loss is theoretically unlimited. The Fund’s use of short sales also may involve additional transactions costs and other expenses, and may decrease liquidity of the Fund. In addition, a short sale may create leverage and as a result, may cause relatively smaller adverse market movement to have a disproportionate impact on the Fund’s performance.

In addition, when the Fund is selling stocks short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets in addition to incurring the same Segregation Risk as in Derivatives Risk. See “Derivatives Risk, Segregation Risk.”

Small Capitalization Company Risk. The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Sovereign Debt Risk. A sovereign debtor’s willingness and ability to repay principal and interest on issued debt securities may depend on, among other things, its cash flow situation, cash reserves, foreign exchange rates, changing economic policies and the local political climate. Sovereign debt risks are greater for emerging market issuers.

Subprime Mortgage Securities Risk. Investments in securities involving subprime mortgage loans (i.e., loans to borrowers with lower credit scores) may be subject to certain risks associated with defaults on such loans. Originators and servicers may experience serious financial difficulties that may affect the performance of mortgage-backed securities backed by subprime mortgage loans. In addition, the Fund may experience difficulty in the management and reinvestment of its investments subprime mortgage loans due to fluctuating interest rates and market volatility and the Fund may incur losses on such investments.

Swap Contract Risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Treasury Inflation Protected Securities Risk. Treasury Inflation Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and, therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart illustrates the variability of the Institutional Shares' returns as of December 31, 2012. Because the R Shares have higher expenses than the Institutional Shares, the performance of the R Shares is lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year, five years and since inception compare to the certain broad based indices. Updated performance information is available at www.absoluteadvisers.com or by calling (888) 99-ABSOLUTE or (888) 992-2765 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart illustrates the variability of the Institutional Shares' returns as of December 31, 2012.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year, five years and since inception compare to the certain broad based indices.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 992-2765
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.absoluteadvisers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date total return as of June 30, 2013 was 1.99%.

During the period shown, the highest return for a quarter was 10.83% for the quarter ended June 30, 2009, and the lowest return was -9.59% for the quarter ended December 31, 2008.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period shown, the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 2005
Absolute Strategies Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASFIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Short Sales	rr_Component2OtherExpensesOverAssets	0.73%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 250
3 Years	rr_ExpenseExampleYear03	770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,806
Annual Return 2006	rr_AnnualReturn2006	6.81%
Annual Return 2007	rr_AnnualReturn2007	5.14%
Annual Return 2008	rr_AnnualReturn2008	(13.54%)
Annual Return 2009	rr_AnnualReturn2009	18.51%
Annual Return 2010	rr_AnnualReturn2010	4.16%
Annual Return 2011	rr_AnnualReturn2011	2.61%
Annual Return 2012	rr_AnnualReturn2012	0.27%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Absolute Strategies Fund | R Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASFAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expenses on Short Sales	rr_Component2OtherExpensesOverAssets	0.73%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	290
3 Years	rr_ExpenseExampleYear03	889
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,513
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,195
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.09%)	[2]
5 Years	rr_AverageAnnualReturnYear05	1.47%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Absolute Strategies Fund | After Taxes on Distributions | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Absolute Strategies Fund | After Taxes on Distributions and Sales | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.18%
5 Years	rr_AverageAnnualReturnYear05	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Absolute Strategies Fund | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Absolute Strategies Fund | Barclays Capital U.S. Aggregate Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Absolute Strategies Fund | HFRX Global Hedge Fund Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.51%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
Absolute Strategies Fund | MSCI World Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%

[1]	Dividend and Interest expense on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay an amount equivalent to any dividend declared or interest paid during the duration of the short position to the lender from which the Fund borrowed the security and is obligated to record the payment of the dividend or interest as an expense. Dividend and Interest Expenses on Short Sales are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund's portfolio.
[2]	Effective August 1, 2008, the Class A shares were renamed Class R shares and ceased to carry a sales load. The performance information presented does not reflect the imposition of any sales charges. Effective August 1, 2009, Class C shares were converted to R shares.